UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21614
Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

December 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.8%(1)

Security	Shares	Value
Aerospace & Defense — 1.8%
General Dynamics Corp.	87,890	$5,991,461
Lockheed Martin Corp.	51,489	3,879,696

		$9,871,157

Air Freight & Logistics — 0.7%
FedEx Corp.	49,044	$4,092,722

		$4,092,722

Beverages — 2.0%
Coca-Cola Co. (The)	53,661	$3,058,677
PepsiCo, Inc.	129,030	7,845,024

		$10,903,701

Biotechnology — 1.4%
Amgen, Inc.(2)	94,121	$5,324,425
Celgene Corp.(2)	37,704	2,099,359

		$7,423,784

Capital Markets — 3.5%
Goldman Sachs Group, Inc.	66,584	$11,242,042
Northern Trust Corp.	94,239	4,938,124
State Street Corp.	72,658	3,163,529

		$19,343,695

Chemicals — 0.6%
Monsanto Co.	38,443	$3,142,715

		$3,142,715

Commercial Banks — 3.1%
PNC Financial Services Group, Inc.	77,948	$4,114,875
U.S. Bancorp	147,462	3,319,369
Wells Fargo & Co.	352,605	9,516,809

		$16,951,053

Commercial Services & Supplies — 1.2%
Waste Management, Inc.	196,926	$6,658,068

		$6,658,068

Communications Equipment — 2.9%
Cisco Systems, Inc.(2)	479,090	$11,469,415
QUALCOMM, Inc.	99,159	4,587,095

		$16,056,510

Computers & Peripherals — 6.9%
Apple, Inc.(2)	80,679	$17,011,974
Hewlett-Packard Co.	173,570	8,940,591
International Business Machines Corp.	90,748	11,878,913

		$37,831,478

Consumer Finance — 0.6%
American Express Co.	81,560	$3,304,811

		$3,304,811

Diversified Financial Services — 4.3%
Bank of America Corp.	684,141	$10,303,164
JPMorgan Chase & Co.	314,081	13,087,755

		$23,390,919

Security	Shares	Value
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	184,977	$5,184,906
Verizon Communications, Inc.	97,933	3,244,520

		$8,429,426

Electric Utilities — 0.9%
American Electric Power Co., Inc.	47,461	$1,651,168
FirstEnergy Corp.	70,920	3,294,234

		$4,945,402

Electrical Equipment — 1.1%
Emerson Electric Co.	145,504	$6,198,470

		$6,198,470

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	376,802	$7,276,047

		$7,276,047

Energy Equipment & Services — 1.9%
Diamond Offshore Drilling, Inc.	56,951	$5,605,118
Schlumberger, Ltd.	70,849	4,611,561

		$10,216,679

Food & Staples Retailing — 1.9%
CVS Caremark Corp.	192,184	$6,190,246
Wal-Mart Stores, Inc.	78,013	4,169,795

		$10,360,041

Food Products — 1.9%
Kellogg Co.	53,781	$2,861,149
Nestle SA ADR	154,966	7,492,606

		$10,353,755

Health Care Equipment & Supplies — 3.7%
Baxter International, Inc.	69,166	$4,058,661
Boston Scientific Corp.(2)	318,419	2,865,771
Covidien PLC	78,455	3,757,210
HeartWare International, Inc.(2)	80,605	2,859,025
Thoratec Corp.(2)	124,552	3,352,940
Zimmer Holdings, Inc.(2)	54,875	3,243,661

		$20,137,268

Health Care Providers & Services — 0.3%
Fresenius Medical Care AG & Co. KGaA ADR	30,548	$1,619,349

		$1,619,349

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.(2)	96,329	$3,052,666
McDonald’s Corp.	59,071	3,688,393

		$6,741,059

Household Products — 3.8%
Colgate-Palmolive Co.	131,123	$10,771,754
Procter & Gamble Co.	164,231	9,957,326

		$20,729,080

Industrial Conglomerates — 2.2%
General Electric Co.	796,943	$12,057,748

		$12,057,748

Security	Shares	Value
Insurance — 2.2%
Lincoln National Corp.	120,087	$2,987,765
MetLife, Inc.	111,605	3,945,237
Prudential Financial, Inc.	98,694	4,911,013

		$11,844,015

Internet & Catalog Retail — 1.3%
Amazon.com, Inc.(2)	54,610	$7,346,137

		$7,346,137

Internet Software & Services — 2.0%
Google, Inc., Class A(2)	17,812	$11,043,084

		$11,043,084

IT Services — 2.1%
MasterCard, Inc., Class A	27,465	$7,030,491
Western Union Co.	226,316	4,266,056

		$11,296,547

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.(2)	97,676	$4,658,168

		$4,658,168

Machinery — 3.9%
Danaher Corp.	91,520	$6,882,304
Deere & Co.	84,560	4,573,850
Illinois Tool Works, Inc.	150,641	7,229,262
PACCAR, Inc.	72,756	2,638,860

		$21,324,276

Media — 0.6%
Walt Disney Co. (The)	108,475	$3,498,319

		$3,498,319

Metals & Mining — 3.7%
BHP Billiton, Ltd. ADR	43,446	$3,327,094
Freeport-McMoRan Copper & Gold, Inc.(2)	39,775	3,193,535
Goldcorp, Inc.	274,055	10,781,324
United States Steel Corp.	56,082	3,091,240

		$20,393,193

Multi-Utilities — 1.2%
PG&E Corp.	83,297	$3,719,211
Public Service Enterprise Group, Inc.	91,570	3,044,703

		$6,763,914

Multiline Retail — 0.9%
Target Corp.	98,969	$4,787,131

		$4,787,131

Oil, Gas & Consumable Fuels — 10.2%
Anadarko Petroleum Corp.	118,517	$7,397,831
Chevron Corp.	168,484	12,971,583
Exxon Mobil Corp.	158,018	10,775,247
Hess Corp.	131,106	7,931,913
Occidental Petroleum Corp.	115,825	9,422,364
Total SA ADR	24,618	1,576,537
XTO Energy, Inc.	127,209	5,919,035

		$55,994,510

Personal Products — 0.4%
Avon Products, Inc.	61,884	$1,949,346

		$1,949,346

Security	Shares	Value
Pharmaceuticals — 6.4%
Abbott Laboratories	98,225	$5,303,168
Bristol-Myers Squibb Co.	163,695	4,133,299
Johnson & Johnson	201,616	12,986,086
Merck & Co., Inc.	55,170	2,015,912
Pfizer, Inc.	576,044	10,478,240

		$34,916,705

Real Estate Investment Trusts (REITs) — 0.2%
AvalonBay Communities, Inc.	5,597	$459,570
Boston Properties, Inc.	6,279	421,132

		$880,702

Road & Rail — 0.8%
CSX Corp.	86,531	$4,195,888

		$4,195,888

Semiconductors & Semiconductor Equipment — 2.8%
ASML Holding NV ADR	201,450	$6,867,430
Intel Corp.	222,873	4,546,609
NVIDIA Corp.(2)	203,385	3,799,232

		$15,213,271

Software — 4.0%
Microsoft Corp.	450,116	$13,724,037
Oracle Corp.	331,155	8,126,544

		$21,850,581

Specialty Retail — 4.8%
Best Buy Co., Inc.	114,814	$4,530,560
Gap, Inc. (The)	152,429	3,193,388
Home Depot, Inc.	268,893	7,779,075
Staples, Inc.	254,538	6,259,089
TJX Companies, Inc. (The)	126,283	4,615,644

		$26,377,756

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	95,523	$6,311,205

		$6,311,205

Tobacco — 1.0%
Philip Morris International, Inc.	118,436	$5,707,431

		$5,707,431

Wireless Telecommunication Services — 0.6%
American Tower Corp., Class A(2)	76,823	$3,319,522

		$3,319,522

Total Common Stocks (identified cost $515,073,844)		$557,706,638

Short-Term Investments — 1.0%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(3)	$5,743	$5,742,597

Total Short-Term Investments (identified cost $5,742,597)		$5,742,597

Total Investments — 102.8% (identified cost $520,816,441)		$563,449,235

Covered Call Options Written — (2.9)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Abbott Laboratories	515	$52.50	2/20/10	$(115,360)
Amazon.com, Inc.	269	100.00	1/16/10	(961,675)
Amazon.com, Inc.	135	135.00	1/16/10	(51,300)
American Electric Power Co., Inc.	350	31.00	2/20/10	(136,500)
American Express Co.	600	41.00	1/16/10	(39,000)
American Tower Corp., Class A	370	37.50	1/16/10	(222,000)
Amgen, Inc.	670	60.00	1/16/10	(17,420)
Anadarko Petroleum Corp.	880	65.00	2/20/10	(198,000)
Apple, Inc.	397	195.00	1/16/10	(662,990)
Apple, Inc.	100	200.00	2/20/10	(184,000)
ASML Holding NV ADR	1,987	35.00	1/16/10	(94,382)
AT&T, Inc.	976	26.00	1/16/10	(219,600)
Avon Products, Inc.	455	35.00	1/16/10	(11,375)
Bank of America Corp.	5,060	17.00	2/20/10	(131,560)
Baxter International, Inc.	510	55.00	2/20/10	(236,130)
Best Buy Co., Inc.	690	45.00	3/20/10	(41,400)
BHP Billiton, Ltd. ADR	215	75.00	2/20/10	(101,050)
Boston Properties, Inc.	20	70.00	1/16/10	(1,500)
Boston Scientific Corp.	2,355	8.00	2/20/10	(270,825)
Bristol-Myers Squibb Co.	1,000	26.00	3/20/10	(95,000)
Carnival Corp.	715	34.00	1/16/10	(10,725)
Celgene Corp.	275	55.00	1/16/10	(53,625)
Chevron Corp.	1,010	80.00	3/20/10	(140,390)
Cisco Systems, Inc.	3,545	24.00	1/16/10	(159,525)
Coca Cola Co. (The)	300	55.00	1/16/10	(71,100)
Colgate-Palmolive Co.	650	85.00	2/20/10	(94,250)
Corning, Inc.	1,970	16.00	2/20/10	(669,800)
Corning, Inc.	300	19.00	2/20/10	(37,500)
Covidien PLC	470	45.00	1/16/10	(160,270)
CSX Corp.	430	50.00	2/20/10	(62,350)
CVS Caremark Corp.	1,420	32.00	2/20/10	(213,000)
Danaher Corp.	550	75.00	3/20/10	(173,250)
Deere & Co.	510	55.00	3/20/10	(145,350)
Diamond Offshore Drilling, Inc.	340	98.13	3/20/10	(211,820)
Emerson Electric Co.	875	42.00	3/20/10	(188,125)
Exxon Mobil Corp.	765	70.00	1/16/10	(27,540)
FedEx Corp.	305	80.00	1/16/10	(134,200)
FirstEnergy Corp.	699	50.00	1/16/10	(3,495)
Freeport-McMoRan Copper & Gold, Inc.	200	85.00	2/20/10	(56,000)
Fresenius Medical Care AG & Co. KGaA ADR	160	55.00	1/16/10	(2,800)
Gap, Inc. (The)	915	21.00	3/20/10	(118,950)
General Dynamics Corp.	460	65.00	2/20/10	(188,600)
General Electric Co.	4,785	16.00	3/20/10	(220,110)
Goldman Sachs Group, Inc.	500	195.00	1/16/10	(9,000)
Google, Inc., Class A	105	600.00	3/20/10	(425,250)
Hess Corp.	685	60.00	2/20/10	(226,050)
Hewlett-Packard Co.	860	50.00	2/20/10	(241,660)
Home Depot, Inc.	1,010	27.00	2/20/10	(244,420)
Home Depot, Inc.	605	29.00	2/20/10	(56,265)
Illinois Tool Works, Inc.	905	50.00	3/20/10	(131,225)
Intel Corp.	1,165	19.00	1/16/10	(187,565)
International Business Machines Corp.	447	130.00	1/16/10	(106,386)
Johnson & Johnson	1,989	65.00	1/16/10	(87,516)
JPMorgan Chase & Co.	1,885	42.00	3/20/10	(452,400)
Kellogg Co.	285	55.00	1/16/10	(2,850)
Lockheed Martin Corp.	310	80.00	3/20/10	(41,850)
MasterCard, Inc., Class A	210	210.00	1/16/10	(980,700)
McDonald’s Corp.	355	62.50	3/20/10	(71,710)
Merck & Co., Inc.	29	32.50	1/16/10	(12,876)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
MetLife, Inc.	670	$36.00	3/20/10	$(130,650)
Microsoft Corp.	2,465	26.00	1/16/10	(1,121,575)
Microsoft Corp.	870	30.00	1/16/10	(67,860)
Monsanto Co.	285	80.00	1/16/10	(82,650)
NIKE, Inc., Class B	680	65.00	1/16/10	(131,920)
Northern Trust Corp.	380	60.00	1/16/10	(9,500)
Northern Trust Corp.	185	50.00	2/20/10	(67,525)
NVIDIA Corp.	1,220	18.00	3/20/10	(241,560)
Occidental Petroleum Corp.	695	85.00	2/20/10	(135,525)
Oracle Corp.	1,990	24.00	3/20/10	(298,500)
PACCAR, Inc.	380	38.00	2/20/10	(39,900)
PepsiCo, Inc.	970	62.50	1/16/10	(19,400)
Pfizer, Inc.	3,460	18.00	3/20/10	(332,160)
PG&E Corp.	400	45.00	1/16/10	(26,000)
Philip Morris International, Inc.	710	50.00	3/20/10	(92,300)
PNC Financial Services Group, Inc.	400	55.00	2/20/10	(82,000)
Procter & Gamble Co.	810	57.50	1/16/10	(271,350)
Prudential Financial, Inc.	600	50.00	3/20/10	(222,000)
Public Service Enterprise Group, Inc.	550	35.00	3/20/10	(134,750)
QUALCOMM, Inc.	489	44.00	1/16/10	(121,761)
QUALCOMM, Inc.	245	45.00	1/16/10	(40,670)
Schlumberger, Ltd.	525	65.00	2/20/10	(165,375)
Staples, Inc.	1,530	24.00	3/20/10	(244,800)
State Street Corp.	535	42.00	2/20/10	(181,900)
Target Corp.	976	55.00	1/16/10	(2,928)
Thermo Fisher Scientific, Inc.	590	50.00	3/20/10	(73,750)
TJX Companies, Inc. (The)	745	40.00	1/16/10	(3,725)
Total SA ADR	130	60.00	2/20/10	(76,700)
U.S. Bancorp	885	23.00	3/20/10	(99,120)
United States Steel Corp.	265	44.00	1/16/10	(300,113)
Verizon Communications, Inc.	265	29.00	1/16/10	(109,975)
Verizon Communications, Inc.	325	33.00	2/20/10	(25,025)
Wal-Mart Stores, Inc.	470	52.50	3/20/10	(106,220)
Walt Disney Co. (The)	695	29.00	1/16/10	(229,350)
Waste Management, Inc.	915	30.00	1/16/10	(366,000)
Wells Fargo & Co.	2,625	31.00	1/16/10	(10,500)
Western Union Co.	1,675	20.00	2/20/10	(83,750)
Zimmer Holdings, Inc.	330	60.00	3/20/10	(85,800)

Total Covered Call Options Written (premiums received $16,328,073)				$(16,046,152)

Other Assets, Less Liabilities — 0.1%				$282,361

Net Assets — 100.0%				$547,685,444

The percentage shown for each investment category in the Portfolio of Investments in based on net assets.

ADR	-	American Depositary Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at December 31, 2009 has been pledged as collateral for such written option.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended December 31, 2009 was $0.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$522,624,438

Gross unrealized appreciation	$72,369,640
Gross unrealized depreciation	(31,544,843)

Net unrealized appreciation	$40,824,797

Written call options activity for the fiscal year to date ended December 31, 2009 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	82,872	$16,233,693
Options written	90,581	18,529,846
Options terminated in closing purchase transactions	(61,338)	(13,822,112)
Options exercised	(5,776)	(855,508)
Options expired	(23,856)	(3,757,846)

Outstanding, end of period	82,483	$16,328,073

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $16,046,152.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

	(Level 1)	(Level 2)	(Level 3)	Total

Asset Description
Common Stocks	$557,706,638	$—	$—	$557,706,638
Short-Term Investments	5,742,597	—	—	5,742,597

Total Investments	$563,449,235	$—	$—	$563,449,235

Liability Description

Covered Call Options Written	$(16,046,152)	$—	$—	$(16,046,152)

Total	$(16,046,152)	$—	$—	$(16,046,152)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	February 22, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 22, 2010